Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 0	¥ 0	¥ 0
Aggregate amortization expenses for intangible assets	32,189	31,752	30,959
Estimated amortization expenses in fiscal 2021	29,076
Estimated amortization expenses in fiscal 2022	26,273
Estimated amortization expenses in fiscal 2023	21,713
Estimated amortization expenses in fiscal 2024	18,004
Estimated amortization expenses in fiscal 2025	14,924
Intangible assets subject to amortization acquired	47,909
Impairment losses on intangible assets	329	¥ 606	¥ 194
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 16,603
Weighted average amortization period	5 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 15,179
Weighted average amortization period	17 years